Azzad Wise Capital Fund Expense Example - Azzad Wise Capital Fund - Azzad Wise Capital Fund [Default Label]	Nov. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,142